ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 4,762,291,432		¥ 5,130,289,380
Allowance for doubtful accounts	(264,656,904)		(376,574,061)	¥ (335,713,383)	¥ (428,570,077)
Accounts receivable, net	4,497,634,528	$ 691,273,770	4,753,715,319
Amount of accounts receivable pledged as collateral for borrowings	¥ 78,951,541		¥ 0